Share-based payments - Disclosure of information concerning PSUs (Details) - PSUs	12 Months Ended
	Sep. 30, 2023 CAD ($) shares	Sep. 30, 2022 CAD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of period (in shares)	1,809,591	1,416,203
Granted (in shares)	899,511	805,699
Exercised (in shares)	(294,203)	(237,294)
Forfeited (in shares)	(162,449)	(175,017)
Outstanding, end of period (in shares)	2,252,450	1,809,591
Grant date fair value (in CAD per share) | $	$ 112.49	$ 109.07